Revenue and related balances	6 Months Ended
Jun. 30, 2023
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table presents a disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Subscription revenue	40,846	31,916	79,690	61,044
Professional services	2,748	3,020	5,363	5,947
	43,594	34,936	85,053	66,991